Provision for Reclamation Liabilities	12 Months Ended
Dec. 31, 2025
Provision for Reclamation Liabilities [Abstract]
Provision for reclamation liabilities
11.	Provision for reclamation liabilities

($000s)	December 31, 2025	December 31, 2024
Beginning of the year	7,292	7,435
Disbursements	(1,997)	(843)
Environmental rehabilitation expense	-	450
Accretion	154	250
End of the year	5,449	7,292

Provision for reclamation liabilities - current	3,044	1,750
Provision for reclamation liabilities - long-term	2,405	5,542
	5,449	7,292

The estimate of the provision for reclamation obligations costs is based on the discounted future cash flows of $5.4 million as at December 31, 2025 (December 31, 2024 - $7.3 million) and the expected timing of cash flow payments required to settle the obligations between 2026 and 2027. As at December 31, 2025, the undiscounted future cash outflows are estimated at $5.6 million (December 31, 2024 - $7.7 million) primarily over the next two years. The nominal discount rate used to calculate the present value of the reclamation obligations was 2.6% at December 31, 2025 (December 31, 2024 - 2.9%). For the year ended December 31, 2025, reclamation disbursements amounted to $2.0 million (2024 - $0.8 million).

In 2024, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $0.5 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss). Expenditures include the estimated costs for the closure of all adits and vent raises, removal of the mill and buildings, treatment of landfills and surface water management as well as ongoing logistics, freight and fuel costs.

As at December 31, 2025, the Company has placed a total of $22.1 million (December 31, 2024 - $22.3 million) on deposit with financial institutions or with government regulators that are pledged as security against reclamation liabilities. The deposits are recorded on the consolidated statements of financial position as reclamation deposits. As at December 31, 2025, and December 31, 2024, the Company had $10.0 million of uncollateralized surety bond, issued pursuant to arrangements with an insurance company, in support of environmental closure costs obligations related to KSM.